FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assumptions (Details)	Mar. 31, 2021 $ / shares	Jun. 25, 2020
Class of Warrant or Right [Line Items]
Warrant, term		5 years
Private Placement | Asset price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	13.04
Private Placement | Exercise price
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	11.50
Private Placement | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.007
Private Placement | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.450
Private Placement | Expected term (years)
Class of Warrant or Right [Line Items]
Warrant, term	4 years 2 months 26 days
Private Placement | Dividend yield
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.000